T. ROWE PRICE Total Return Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.1%
Car Loan  4.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 226 229
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 226 229
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 440
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  1,500 1,538
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 39 39
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 121
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, ARM
SOFR30A + 1.30%, 6.649%, 12/26/31 (1) 363 363
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.849%, 12/26/31 (1) 209 208
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,591
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  155 158
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 489
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  270 274
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 522

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,227
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  170 172
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 218
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 234
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 990
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 495
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 1,121 1,103
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,154
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 335
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 883
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 356
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 460
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 138
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  570 573
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 761

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  105 107
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 411
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 340
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 293
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 159
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 263
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,578
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 505 511
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 150 152
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 86
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 132
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 250 253
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 58 58
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 185 185
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 480 487

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 282 284
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 150 151
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,395 1,414
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 295 297
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 355 358
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 641
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,434
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 611
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 465 470
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,057
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 97
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 167 169
29,399
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 582
582
Other Asset-Backed Securities  8.3%
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 7.194%, 12/2/34 (1) 1,505 1,505

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Amur Equipment Finance Receivables IX
Series 2021-1A, Class E
4.13%, 3/20/28 (1) 628 624
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,458
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 850
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 7.144%, 10/22/34 (1) 525 525
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 2,077 2,036
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 418
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 7.713%, 1/15/35 (1) 1,650 1,652
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,031
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 350 353
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.512%, 10/20/31 (1) 1,517 1,518
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 310 300
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,630 1,566
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 179
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 217
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 243 250

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 326 336
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 724
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,350
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,730 1,710
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,499 1,542
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 6.595%, 10/25/34 (1) 1,210 1,212
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  390 387
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,935 1,792
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 903 934
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 35 35
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 1,108 1,086
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,761 1,717
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 326
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 149
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,201

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 142
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 357
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.039%, 5/6/30 (1) 415 415
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.439%, 5/6/30 (1) 1,830 1,829
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.852%, 4/22/37 (1) 1,245 1,248
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 957 923
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.698%, 7/15/35 (1) 1,370 1,370
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.801%, 1/15/36 (1) 1,775 1,789
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 6.582%, 10/20/34 (1) 570 571
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 340 344
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.332%, 10/20/29 (1) 725 724
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.444%, 4/20/32 (1) 2,500 2,502
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.929%, 10/18/33 (1) 1,685 1,691
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 79 77
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 872 882

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 46 45
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.941%, 1/20/32 (1) 250 250
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.363%, 11/13/31 (1) 834 835
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.194%, 7/20/29 (1) 1,095 1,095
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 322 322
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 101 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100 101
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 275 253
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 724
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,055 1,079
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 18 18
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 605 619
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 7.485%, 4/25/37 (1) 950 954
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 1,384 1,386

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 470 468
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 874
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 315 309
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 215 219
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.501%, 10/15/31 (1) 729 729
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.101%, 10/15/31 (1) 410 410
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M TSFR + 2.062%, 7.363%, 1/15/35 (1) 1,310 1,311
57,053
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 823
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 515
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 328
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,133
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 61 60
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 281 262
3,121
Total Asset-Backed Securities
(Cost $89,957) 90,155

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BANK LOANS  7.1% (2)
FINANCIAL INSTITUTIONS  1.2%
Brokerage Asset Managers Exchanges  0.0%
RFS OPCO, FRN
3M TSFR + 5.00%, 10.335%, 4/4/31 (3) 205 203
203
Insurance  1.2%
AssuredPartners, FRN
1M TSFR + 3.50%, 8.747%, 2/14/31  1,147 1,149
Asurion, FRN
1M TSFR + 3.25%, 8.611%, 12/23/26  267 266
Asurion, FRN
1M TSFR + 5.25%, 10.611%, 1/31/28  623 581
Asurion, FRN
1M TSFR + 5.25%, 10.611%, 1/20/29  213 197
HUB International, FRN
3M TSFR + 3.00%, 8.255%, 6/20/30  1,626 1,626
Jones Deslauriers Insurance Management, FRN
3M TSFR + 3.25%, 8.397%, 3/15/30  771 771
OneDigital Borrower, FRN
1M TSFR + 5.25%, 10.497%, 7/2/32 (4) 980 971
Truist Insurance Holdings, FRN
3M TSFR + 3.25%, 8.585%, 5/6/31  795 795
Truist Insurance Holdings, FRN
3M TSFR + 4.75%, 10.085%, 5/6/32  1,605 1,629
7,985
Total Financial Institutions 8,188
INDUSTRIAL  5.6%
Basic Industry  0.1%
Arsenal AIC Parent, FRN
1M TSFR + 3.25%, 8.56%, 8/18/30  537 538
Vibrantz Technologies, FRN
3M TSFR + 4.25%, 9.704%, 4/23/29  465 456
994
Capital Goods  1.1%
Charter Next Generation, FRN
1M TSFR + 3.25%, 8.497%, 12/1/27  1,610 1,613
Dynasty Acquisition, FRN
1M TSFR + 3.50%, 8.747%, 8/24/28  963 966
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.596%, 5/21/29  635 629
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 12.096%, 5/21/29  700 694

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Filtration Group, FRN
1M TSFR + 3.50%, 8.861%, 10/21/28  1,318 1,321
LTI Holdings, FRN
1M TSFR + 4.75%, 9.997%, 7/30/29  680 669
MIWD Holdco II, FRN
1M TSFR + 3.50%, 8.747%, 3/28/31  295 296
Pro Mach Group, FRN
1M TSFR + 3.50%, 8/31/28 (4) 235 236
TK Elevator U.S. Newco, FRN
6M TSFR + 3.50%, 8.588%, 4/30/30  475 477
Wec U.S. Holdings, FRN
1M TSFR + 2.75%, 7.997%, 1/27/31  441 441
7,342
Communications  0.4%
Clear Channel International
7.50%, 4/1/27  340 334
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 9.361%, 8/21/28  643 641
CMG Media, FRN
3M TSFR + 3.50%, 8.935%, 12/17/26  250 215
Connect Finco, FRN
1M TSFR + 4.50%, 9.747%, 9/27/29  269 261
CSC Holdings, FRN
1M TSFR + 4.50%, 9.837%, 1/18/28  472 450
Level 3 Financing, FRN
1M TSFR + 6.56%, 4/15/29 (4) 340 342
Radiate Holdco, FRN
1M TSFR + 3.25%, 8.611%, 9/25/26  244 195
2,438
Consumer Cyclical  0.9%
Albion Financing 3, FRN
3M TSFR + 4.25%, 9.826%, 8/2/29  96 96
Boxer Parent, FRN
1M TSFR + 3.75%, 9.005%, 7/30/31  345 344
Caesars Entertainment, FRN
1M TSFR + 2.75%, 7.997%, 2/6/30  213 213
Caesars Entertainment, FRN
1M TSFR + 2.75%, 7.997%, 2/6/31  589 588
CNT Holdings I, FRN
3M TSFR + 3.50%, 8.752%, 11/8/27  303 304
Delta 2, FRN
3M TSFR + 2.25%, 7.585%, 1/15/30  680 683
EG Finco, FRN
3M EURIBOR + 7.00%, 10.722%, 4/30/27 (EUR)  355 364
IRB Holding, FRN
1M TSFR + 2.75%, 8.097%, 12/15/27  771 771

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 9.585%, 8/1/30  668 667
Tacala Investment, FRN
1M TSFR + 4.00%, 9.247%, 1/31/31  301 303
Tenneco, FRN
3M TSFR + 5.00%, 10.435%, 11/17/28  395 379
UFC Holdings, FRN
3M TSFR + 2.75%, 8.291%, 4/29/26  894 896
Wand NewCo 3, FRN
1M TSFR + 3.25%, 8.497%, 1/30/31  797 798
6,406
Consumer Non-Cyclical  0.4%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 8.661%, 5/10/27  813 801
LifePoint Health, FRN
1M TSFR + 4.00%, 9.342%, 5/17/31  130 131
LifePoint Health, FRN
3M TSFR + 4.75%, 10.054%, 11/16/28  504 505
Medline Borrower, FRN
1M TSFR + 2.75%, 7.997%, 10/23/28  808 809
Phoenix Newco, FRN
1M TSFR + 3.00%, 8.247%, 11/15/28  343 344
Star Parent, FRN
3M TSFR + 3.75%, 9.085%, 9/27/30  195 193
2,783
Energy  0.1%
Brazos Delaware II, FRN
6M TSFR + 3.50%, 8.255%, 2/11/30  349 352
Prairie ECI Acquiror, FRN
1M TSFR + 4.75%, 9.997%, 8/1/29  346 345
697
Technology  2.5%
Applied Systems, FRN
1M TSFR + 3.50%, 8.286%, 2/24/31  1,617 1,623
Applied Systems, FRN
3M TSFR + 5.25%, 10.585%, 2/23/32  1,437 1,487
Ascend Learning, FRN
1M TSFR + 3.50%, 8.847%, 12/11/28  183 183
Ascend Learning, FRN
1M TSFR + 5.75%, 11.097%, 12/10/29  990 948
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.497%, 2/15/29  455 451
Boost Newco Borrower, FRN
3M TSFR + 2.50%, 7.748%, 1/31/31  485 485
Boxer Parent, FRN
1M TSFR + 5.75%, 11.005%, 7/3/32 (4) 680 670

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Central Parent, FRN
3M TSFR + 3.25%, 8.585%, 7/6/29  312 309
Cloud Software Group, FRN
3M TSFR + 4.00%, 9.335%, 3/30/29  978 977
CoreLogic, FRN
1M TSFR + 6.50%, 11.861%, 6/4/29  380 367
Delta Topco, FRN
3M TSFR + 3.50%, 8.198%, 11/30/29  633 634
Delta Topco, FRN
3M TSFR + 5.25%, 9.948%, 11/29/30  985 990
Dye & Durham, FRN
3M TSFR + 4.25%, 9.685%, 4/11/31  195 196
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.847%, 10/9/29  518 519
Epicor Software, FRN
1M TSFR + 3.25%, 7/30/27 (4) 284 285
Epicor Software, FRN
1M TSFR + 3.25%, 7.71%, 5/30/31 (5) 1,101 1,105
Gen Digital, FRN
1M TSFR + 1.50%, 6.847%, 9/10/27  201 200
McAfee, FRN
1M TSFR + 3.25%, 8.451%, 3/1/29  521 519
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 10.404%, 4/11/29  356 340
Nielsen Holdings, FRN
3M TSFR + 9.75%, 10/11/29 (4)(6) 130 129
Peraton, FRN
3M TSFR + 7.75%, 12.971%, 2/1/29  635 616
Peraton, FRN
3M TSFR + 8.00%, 13.221%, 2/1/29  317 314
RealPage, FRN
1M TSFR + 3.00%, 8.361%, 4/24/28  312 299
RealPage, FRN
1M TSFR + 6.50%, 11.861%, 4/23/29  1,654 1,565
UKG, FRN
3M TSFR + 3.25%, 8.555%, 2/10/31  1,602 1,606
Waystar Technologies, FRN
1M TSFR + 2.75%, 7.997%, 10/22/29  281 282
17,099
Transportation  0.1%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 10.294%, 4/20/28 (4) 741 766
766
Total Industrial 38,525

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  0.3%
Electric  0.3%
Edgewater Generation, FRN
1M TSFR + 4.25%, 9.497%, 8/1/30  685 691
PG&E, FRN
1M TSFR + 2.50%, 7.747%, 6/23/27  470 471
Talen Energy Supply, FRN
1M TSFR + 3.50%, 8.596%, 5/17/30  765 769
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.997%, 4/30/31  349 351
Total Utility 2,282
Total Bank Loans
(Cost $49,031) 48,995
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (6) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1
CONVERTIBLE BONDS  0.0%
INDUSTRIAL  0.0%
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  300 302
Total Industrial 302
Total Convertible Bonds
(Cost $319) 302
CONVERTIBLE PREFERRED STOCKS  0.0%
UTILITY  0.0%
Electric  0.0%
NextEra Energy, 6.926%, 9/1/25 (7) 4 196
Total Utility 196
Total Convertible Preferred Stocks
(Cost $210) 196

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS  20.1%
FINANCIAL INSTITUTIONS  5.3%
Banking  2.4%
Banco Santander, VR, 4.175%, 3/24/28 (8) 200 196
Bank of America, VR, 5.425%, 8/15/35 (8) 1,010 1,012
Bank of New York Mellon, VR, 5.188%, 3/14/35 (8) 465 474
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(8) 500 538
BNP Paribas, VR, 5.497%, 5/20/30 (1)(8) 850 872
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 600 624
CaixaBank, VR, 6.208%, 1/18/29 (1)(8) 1,645 1,708
Capital One Financial, VR, 2.359%, 7/29/32 (8) 114 91
Capital One Financial, VR, 5.70%, 2/1/30 (8) 355 365
Citigroup, VR, 5.827%, 2/13/35 (8) 650 667
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 375 393
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8) 375 331
HSBC Holdings, VR, 6.161%, 3/9/29 (8) 330 345
Huntington Bancshares, VR, 2.487%, 8/15/36 (8) 313 249
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 815 686
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 45 40
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 370 336
JPMorgan Chase, VR, 5.35%, 6/1/34 (8) 1,045 1,074
Morgan Stanley, VR, 3.622%, 4/1/31 (8) 1,740 1,647
PNC Financial Services Group, VR, 5.676%, 1/22/35 (8) 660 685
Santander Holdings USA, VR, 6.342%, 5/31/35 (8) 1,180 1,220
Societe Generale, VR, 5.519%, 1/19/28 (1)(8) 468 471
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 550 520
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 311 265
UBS Group, VR, 6.537%, 8/12/33 (1)(8) 910 983
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 229
Wells Fargo, VR, 6.85% (8)(9) 655 670
16,691
Brokerage Asset Managers Exchanges  0.3%
HAT Holdings I, 8.00%, 6/15/27 (1) 227 238
Hightower Holding, 9.125%, 1/31/30 (1) 465 478
Jane Street Group, 7.125%, 4/30/31 (1) 548 573
Kane Bidco, 5.00%, 2/15/27 (EUR)  710 775
2,064
Finance Companies  0.3%
AerCap Ireland Capital, 5.30%, 1/19/34  685 692
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 220 211
Navient, 5.625%, 8/1/33  148 127
Navient, 9.375%, 7/25/30  270 292

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navient, 11.50%, 3/15/31  295 331
OneMain Finance, 7.125%, 11/15/31  115 116
OneMain Finance, 9.00%, 1/15/29  410 435
2,204
Financial Other  0.1%
Howard Hughes, 4.125%, 2/1/29 (1) 150 137
Howard Hughes, 5.375%, 8/1/28 (1) 345 335
Kaisa Group Holdings, 11.25%, 4/9/22 (6)(10) 850 26
498
Insurance  1.7%
Acrisure, 7.50%, 11/6/30 (1) 260 267
Acrisure, 8.50%, 6/15/29 (1) 340 352
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 180 179
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 587 605
AmWINS Group, 6.375%, 2/15/29 (1) 295 302
AssuredPartners, 7.50%, 2/15/32 (1) 322 328
Centene, 2.50%, 3/1/31  1,860 1,583
Centene, 2.625%, 8/1/31  840 713
Centene, 3.00%, 10/15/30  325 289
Centene, 3.375%, 2/15/30  590 540
Centene, 4.625%, 12/15/29  342 333
Health Care Service A Mutual Legal Reserve, 5.875%, 6/15/54 (1) 830 850
HUB International, 7.25%, 6/15/30 (1) 1,210 1,260
HUB International, 7.375%, 1/31/32 (1) 160 165
Humana, 5.375%, 4/15/31  1,000 1,024
Humana, 5.75%, 4/15/54  340 342
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 295 311
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 1,470 1,595
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 340 354
11,392
Real Estate Investment Trusts  0.5%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 155
Brixmor Operating Partnership, 4.05%, 7/1/30  266 255
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,233
Healthcare Realty Holdings, 2.40%, 3/15/30  120 103
Kilroy Realty, 2.50%, 11/15/32  130 101
Kilroy Realty, 3.05%, 2/15/30  170 149
MPT Operating Partnership, 0.993%, 10/15/26 (EUR) (7) 905 806
MPT Operating Partnership, 5.00%, 10/15/27  190 161
Regency Centers, 5.10%, 1/15/35  175 176
Service Properties Trust, 8.625%, 11/15/31 (1) 335 358
3,497
Total Financial Institutions 36,346

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  13.5%
Basic Industry  1.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 695 784
ATI, 7.25%, 8/15/30  225 238
Braskem Netherlands Finance, 8.50%, 1/12/31 (1) 750 783
Carpenter Technology, 7.625%, 3/15/30  320 330
GPD, 10.125%, 4/1/26 (1)(7) 147 128
Indorama Ventures Global Services, 4.375%, 9/12/24  1,000 999
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)
(11) 150 122
Sasol Financing USA, 4.375%, 9/18/26 (7) 1,080 1,039
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 1,983
Vibrantz Technologies, 9.00%, 2/15/30 (1) 340 310
Windsor Holdings III, 8.50%, 6/15/30 (1) 150 160
WR Grace Holdings, 4.875%, 6/15/27 (1) 215 210
WR Grace Holdings, 5.625%, 8/15/29 (1) 89 83
WR Grace Holdings, 7.375%, 3/1/31 (1) 71 74
7,243
Capital Goods  0.9%
BAE Systems, 5.50%, 3/26/54 (1) 1,000 1,029
Boeing, 3.75%, 2/1/50  204 141
Boeing, 5.15%, 5/1/30  329 328
Boeing, 6.388%, 5/1/31 (1) 345 362
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1) 150 150
Ingersoll Rand, 5.70%, 6/15/54  220 228
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  720 782
Madison IAQ, 5.875%, 6/30/29 (1) 150 143
Owens Corning, 5.70%, 6/15/34  350 365
Regal Rexnord, 6.05%, 2/15/26  355 359
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  1,067 1,154
TK Elevator Holdco, 7.625%, 7/15/28 (1) 315 313
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 210 206
TransDigm, 6.875%, 12/15/30 (1) 326 339
TransDigm, 7.125%, 12/1/31 (1) 450 475
6,374
Communications  3.1%
Altice Financing, 3.00%, 1/15/28 (EUR)  830 721
Altice Financing, 9.625%, 7/15/27 (1) 460 437
Altice France, 5.875%, 2/1/27 (EUR)  790 664
Altice France Holding, 10.50%, 5/15/27 (1) 1,070 423
Axian Telecom, 7.375%, 2/16/27 (1) 525 522
CCO Holdings, 4.25%, 2/1/31 (1) 320 277
CCO Holdings, 6.375%, 9/1/29 (1) 375 369

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CCO Holdings, 7.375%, 3/1/31 (1) 240 244
Cellnex Finance, 2.00%, 9/15/32 (EUR)  200 194
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 384
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  500 495
Charter Communications Operating, 2.80%, 4/1/31  2,055 1,740
Charter Communications Operating, 6.10%, 6/1/29  280 289
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 185 155
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(7) 195 170
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 365 388
Connect Finco, 6.75%, 10/1/26 (1) 355 352
CSC Holdings, 5.50%, 4/15/27 (1) 230 187
CSC Holdings, 11.75%, 1/31/29 (1) 400 353
DISH DBS, 5.25%, 12/1/26 (1) 195 168
DISH DBS, 7.75%, 7/1/26  285 192
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 346
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 230 221
Level 3 Financing, 10.75%, 12/15/30 (1) 149 161
Level 3 Financing, 11.00%, 11/15/29 (1) 192 210
Meta Platforms, 5.40%, 8/15/54  75 76
Midcontinent Communications, 8.00%, 8/15/32 (1) 680 677
PT Tower Bersama Infrastructure, 2.75%, 1/20/26 (7) 410 396
Rogers Communications, 3.80%, 3/15/32  3,070 2,823
Rogers Communications, 4.55%, 3/15/52  1,170 986
Rogers Communications, 5.30%, 2/15/34  855 859
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 87
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 445
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 425 424
Sirius XM Radio, 4.00%, 7/15/28 (1) 200 187
Sirius XM Radio, 5.00%, 8/1/27 (1) 187 183
Sprint Capital, 8.75%, 3/15/32  825 1,019
Stagwell Global, 5.625%, 8/15/29 (1) 305 289
T-Mobile USA, 5.20%, 1/15/33  1,010 1,036
T-Mobile USA, 5.75%, 1/15/54  1,360 1,413
Townsquare Media, 6.875%, 2/1/26 (1) 135 134
Univision Communications, 8.00%, 8/15/28 (1) 213 215
Viasat, 7.50%, 5/30/31 (1)(7) 280 213
21,124
Consumer Cyclical  1.9%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 125 133
Allied Universal Holdco, 6.00%, 6/1/29 (1)(7) 200 177
Allied Universal Holdco, 7.875%, 2/15/31 (1) 189 192
Bath & Body Works, 6.625%, 10/1/30 (1) 105 106
Bath & Body Works, 6.75%, 7/1/36  160 164

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Caesars Entertainment, 7.00%, 2/15/30 (1) 380 393
Caesars Entertainment, 8.125%, 7/1/27 (1) 130 133
Carnival, 7.00%, 8/15/29 (1) 165 173
Carnival, 10.50%, 6/1/30 (1) 375 405
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 193 219
Cedar Fair, 6.50%, 10/1/28  210 212
Churchill Downs, 6.75%, 5/1/31 (1) 210 216
Clarios Global, 6.75%, 5/15/28 (1) 225 231
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 225 243
eG Global Finance, 12.00%, 11/30/28 (1) 265 285
Flutter Treasury Designated Activity, 6.375%, 4/29/29 (1) 655 673
Ford Motor, 9.625%, 4/22/30  450 533
Ford Motor Credit, 6.95%, 3/6/26  600 614
Ford Motor Credit, 7.35%, 11/4/27  300 317
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (1) 280 289
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 140 144
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 205
Inter Media & Communication, 6.75%, 2/9/27 (EUR) (7) 704 776
Las Vegas Sands, 5.90%, 6/1/27  200 204
Light & Wonder International, 7.25%, 11/15/29 (1) 108 111
Light & Wonder International, 7.50%, 9/1/31 (1) 90 95
Match Group Holdings II, 5.00%, 12/15/27 (1) 360 352
MGM China Holdings, 7.125%, 6/26/31 (1) 375 384
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 182
Motion Bondco, 4.50%, 11/15/27 (EUR) (7) 745 762
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 250 233
Nissan Motor Acceptance, 6.95%, 9/15/26 (1) 115 119
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 230 237
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%, 10/15/26 (1) 985 990
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 370 379
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 250 257
Six Flags Entertainment, 6.625%, 5/1/32 (1) 775 796
Tenneco, 8.00%, 11/17/28 (1) 250 234
Wand NewCo 3, 7.625%, 1/30/32 (1) 315 330
Yum! Brands, 5.375%, 4/1/32  175 173
ZF North America Capital, 6.75%, 4/23/30 (1) 380 389
ZF North America Capital, 6.875%, 4/23/32 (1) 360 373
13,433
Consumer Non-Cyclical  2.5%
AbbVie, 4.05%, 11/21/39  425 383
Altria Group, 3.125%, 6/15/31 (EUR)  1,020 1,068
BAT Capital, 4.54%, 8/15/47  410 336
BAT Capital, 5.834%, 2/20/31  390 408

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bausch + Lomb, 8.375%, 10/1/28 (1) 330 346
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 1,545 1,615
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 414
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 580 447
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 975 1,025
CHS, 10.875%, 1/15/32 (1) 220 238
Concentra Escrow Issuer, 6.875%, 7/15/32 (1) 85 89
CVS Health, 5.625%, 2/21/53  1,365 1,304
CVS Health, 5.70%, 6/1/34 (7) 1,970 2,015
HCA, 5.95%, 9/15/54  440 450
Icon Investments Six, 5.849%, 5/8/29  200 209
Icon Investments Six, 6.00%, 5/8/34  200 210
IQVIA, 6.25%, 2/1/29  410 434
LifePoint Health, 9.875%, 8/15/30 (1) 120 131
LifePoint Health, 10.00%, 6/1/32 (1) 453 490
LifePoint Health, 11.00%, 10/15/30 (1) 450 506
Medline Borrower, 6.25%, 4/1/29 (1) 465 478
Solventum, 5.40%, 3/1/29 (1) 425 434
Solventum, 5.45%, 3/13/31 (1) 1,005 1,025
Solventum, 5.60%, 3/23/34 (1) 720 735
Solventum, 5.90%, 4/30/54 (1) 670 675
Star Parent, 9.00%, 10/1/30 (1) 261 279
Tenet Healthcare, 6.125%, 10/1/28 (7) 235 235
Tenet Healthcare, 6.875%, 11/15/31  180 195
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  400 457
Utah Acquisition Sub, 5.25%, 6/15/46  865 743
17,374
Energy  2.5%
6297782, 5.026%, 10/1/29 (1) 150 150
6297782, 5.584%, 10/1/34 (1) 185 184
Aethon United BR, 8.25%, 2/15/26 (1) 195 197
Cheniere Energy, 5.65%, 4/15/34 (1) 840 864
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 395 409
Civitas Resources, 8.375%, 7/1/28 (1) 185 194
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 209
Comstock Resources, 6.75%, 3/1/29 (1) 330 323
Continental Resources, 4.90%, 6/1/44  335 286
Crescent Energy Finance, 7.375%, 1/15/33 (1) 517 529
Crescent Energy Finance, 7.625%, 4/1/32 (1) 185 191
Crescent Energy Finance, 9.25%, 2/15/28 (1) 290 307
Diamondback Energy, 5.40%, 4/18/34  653 667
Diamondback Energy, 5.75%, 4/18/54  565 562
Enbridge, 6.20%, 11/15/30  215 232

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Eni, 5.50%, 5/15/34 (1) 405 415
Eni, 5.95%, 5/15/54 (1) 620 632
Hilcorp Energy I, 8.375%, 11/1/33 (1) 579 633
Kinetik Holdings, 5.875%, 6/15/30 (1) 260 261
Kinetik Holdings, 6.625%, 12/15/28 (1) 181 186
Kosmos Energy, 7.125%, 4/4/26  1,050 1,047
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 290 287
NGL Energy Operating, 8.125%, 2/15/29 (1) 95 97
NGL Energy Operating, 8.375%, 2/15/32 (1) 145 149
Occidental Petroleum, 6.05%, 10/1/54  265 270
Occidental Petroleum, 6.20%, 3/15/40  195 203
Occidental Petroleum, 6.45%, 9/15/36  195 211
Occidental Petroleum, 7.50%, 5/1/31  249 282
Occidental Petroleum, 7.95%, 6/15/39  150 181
Occidental Petroleum, 8.875%, 7/15/30  715 842
Patterson-UTI Energy, 7.15%, 10/1/33  230 249
Permian Resources Operating, 9.875%, 7/15/31 (1) 215 240
Prairie Acquiror, 9.00%, 8/1/29 (1) 130 135
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 320 337
Range Resources, 4.75%, 2/15/30 (1) 215 206
Seadrill Finance, 8.375%, 8/1/30 (1) 395 417
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(8) 65 67
Southwestern Energy, 4.75%, 2/1/32  295 279
Sunoco, 7.00%, 5/1/29 (1) 285 298
Sunoco, 7.25%, 5/1/32 (1) 340 360
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 185 185
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 150 153
Targa Resources Partners, 5.50%, 3/1/30  165 167
Targa Resources Partners, 6.875%, 1/15/29  314 323
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(3) 600 588
Transocean, 8.50%, 5/15/31 (1) 110 111
Transocean, 8.75%, 2/15/30 (1) 138 145
Transocean Aquila, 8.00%, 9/30/28 (1) 145 148
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 235 217
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 315 327
Venture Global LNG, 9.50%, 2/1/29 (1) 790 890
Vermilion Energy, 6.875%, 5/1/30 (1) 250 251
17,093
Industrial Other  0.3%
Albion Financing 2, 8.75%, 4/15/27 (1) 415 421
SMIC SG Holdings, 5.375%, 7/24/29  1,650 1,678
Williams Scotsman, 6.625%, 6/15/29 (1) 85 87
2,186

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Technology  1.0%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (3)(6)(12) 700 700
AthenaHealth Group, 6.50%, 2/15/30 (1) 300 287
Capstone Borrower, 8.00%, 6/15/30 (1) 180 189
Central Parent, 8.00%, 6/15/29 (1) 195 202
Cloud Software Group, 8.25%, 6/30/32 (1) 345 361
Cloud Software Group, 9.00%, 9/30/29 (1) 710 714
Dye & Durham, 8.625%, 4/15/29 (1) 320 334
Fiserv, 5.45%, 3/15/34  1,225 1,259
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 205
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200 206
Intel, 4.90%, 8/5/52  1,065 901
McAfee, 7.375%, 2/15/30 (1) 290 277
Motorola Solutions, 5.40%, 4/15/34  250 257
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 316 316
Sensata Technologies, 5.875%, 9/1/30 (1) 250 249
UKG, 6.875%, 2/1/31 (1) 455 471
6,928
Transportation  0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 1,041
Genesee & Wyoming, 6.25%, 4/15/32 (1) 195 199
1,240
Total Industrial 92,995
UTILITY  1.3%
Electric  1.2%
AES Andes, VR, 8.15%, 6/10/55 (1)(8) 270 277
FirstEnergy, 2.65%, 3/1/30  640 577
FirstEnergy, Series B, 2.25%, 9/1/30  116 101
FirstEnergy, Series C, 3.40%, 3/1/50  772 549
Georgia Power, 5.25%, 3/15/34  625 644
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 220 229
NRG Energy, VR, 10.25% (1)(8)(9) 104 116
Pacific Gas & Electric, 6.70%, 4/1/53  470 517
Pacific Gas & Electric, 6.95%, 3/15/34  395 440
PG&E, 5.00%, 7/1/28 (7) 205 201
Southern, 5.70%, 3/15/34  480 507
Talen Energy Supply, 8.625%, 6/1/30 (1) 632 681
Terraform Global Operating, 6.125%, 3/1/26 (1) 353 350
Vistra, VR, 8.00% (1)(8)(9) 1,619 1,670
Vistra, Series C, VR, 8.875% (1)(8)(9) 1,220 1,291
Vistra Operations, 7.75%, 10/15/31 (1) 205 218
8,368

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Natural Gas  0.1%
Boston Gas, 6.119%, 7/20/53 (1) 365 376
Engie, 5.625%, 4/10/34 (1) 475 490
866
Total Utility 9,234
Total Corporate Bonds
(Cost $136,549) 138,575
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.2%
Owned No Guarantee  0.2%
Emirates NBD Bank, VR, 4.25% (8)(9) 737 699
Export-Import Bank of Malaysia, 1.831%, 11/26/26  800 753
1,452
Sovereign  1.0%
Republic of Bulgaria, 5.00%, 3/5/37  620 617
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,835 2,931
Republic of Panama, 6.40%, 2/14/35  1,725 1,724
Republic of Sri Lanka, 6.125%, 6/3/25 (6)(10) 695 369
Republic of Sri Lanka, 6.825%, 7/18/26 (6)(10) 1,005 533
Republic of Sri Lanka, 6.85%, 11/3/25 (6)(10) 200 108
Republic of Sri Lanka, 7.85%, 3/14/29 (6)(10) 400 215
6,497
Total Foreign Government Obligations & Municipalities
(Cost $7,840) 7,949
MUNICIPAL SECURITIES  0.4%
Puerto Rico  0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 2,133 1,349
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 63
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  40 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 83
1,875
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 884
884
Total Municipal Securities
(Cost $2,575) 2,759
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.8%
Collateralized Mortgage Obligations  3.5%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM, 2.97%, 5/25/65 (1) 250 227
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM, 2.805%, 5/25/65 (1) 515 433
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM, 2.29%, 1/20/65 (1) 960 654
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,672 1,648
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $360 (12) 360 360
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 7.499%,
1/26/32 (1) 1,610 1,619
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 1,066 914
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 160 150
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 2,220 1,504
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM, SOFR30A + 1.114%,
6.463%, 2/25/30  4 4
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 416 417
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM, 4.00%, 8/1/32 (1) 485 482
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.984%, 10/25/47 (1) 223 205
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 54 48

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1) 2,551 2,089
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.64%, 12/25/46 (1) 117 114
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM, 2.44%, 1/25/50 (1) 91 85
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM, 3.95%, 7/25/56 (1) 854 802
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 37 33
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1) 1,979 1,641
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,378 1,131
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,236 1,245
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 71 63
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 82 73
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 243 209
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,305 1,308
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 138 133
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 32 30
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 87 81
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 47 40
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 171 147
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 598 510
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.593%, 3/25/53 (1) 262 256
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.436%, 4/25/43  204 195
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 50 47
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 19 17
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 9 9

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM, 2.878%, 2/25/50 (1) 600 527
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM, 2.175%, 5/25/65 (1) 2,000 1,714
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.844%, 5/25/48 (1) 2 2
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.108%, 7/25/65 (1) 178 177
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM, 3.279%, 11/25/59 (1) 340 324
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM, 2.331%, 9/25/66 (1) 800 567
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP, 4.474%, 4/25/67 (1) 428 427
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP, 5.85%, 12/25/67 (1) 842 841
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 330 333
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.778%, 1/20/46 (1) 468 441
24,276
Commercial Mortgage-Backed Securities  4.3%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 6.601%,
4/15/34 (1) 1,580 1,418
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D, 1.75%, 5/15/53 (1) 2,010 1,455
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 5/15/53 (1) 580 401
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 689
BANK
Series 2019-BN23, Class A3, 2.92%, 12/15/52  835 763
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  625 650
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 7.611%,
11/15/34 (1) 365 7
Benchmark Mortgage Trust
Series 2021-B24, Class A5, 2.584%, 3/15/54  1,430 1,223
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM, 6.064%, 8/15/57  560 577
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57  890 927

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BPR Trust
Series 2021-TY, Class C, ARM, 1M TSFR + 1.814%, 7.151%,
9/15/38 (1) 635 621
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 7.001%,
8/15/38 (1) 866 738
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.978%,
5/15/41 (1) 804 803
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 7.178%,
5/15/41 (1) 804 794
BX Trust
Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%, 9.381%,
6/15/36 (1) 1,195 1,070
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A5, 3.786%, 5/15/52  1,770 1,658
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 493
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM, 3.635%, 5/10/35 (1) 270 258
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM, 3.917%, 12/15/72 (1) 1,420 504
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4, 3.038%, 11/10/52  2,850 2,565
Commercial Mortgage Trust
Series 2015-LC23, Class A4, 3.774%, 10/10/48  440 432
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  176 175
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.759%, 2/10/49  1,130 1,071
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.979%,
8/15/41 (1) 675 675
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  215 207
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 4.049%, 12/15/52  645 559
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,300 1,259
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 681
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 7.278%,
5/15/37 (1) 805 800

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 7.18%,
9/15/41 (1) 545 544
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 1,595 1,357
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM, 2.949%, 9/6/38 (1) 1,015 952
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 195 151
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 7.551%,
9/15/29 (1) 280 233
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,103 1,061
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 223
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2, 3.02%, 7/15/58  12 12
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  1,945 1,794
29,800
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $59,437) 54,076
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  31.6%
U.S. Government Agency Obligations  25.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  78 75
3.00%, 4/1/47 - 1/1/48  115 104
3.50%, 8/1/42 - 3/1/46  3,220 3,031
4.00%, 8/1/40 - 1/1/46  252 246
4.50%, 6/1/39 - 5/1/42  118 118
5.00%, 7/1/25 - 8/1/40  41 42
5.50%, 10/1/38 - 1/1/40  28 29
6.00%, 10/1/32 - 8/1/38  11 11
6.50%, 9/1/34 - 4/1/37  53 55
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  1 1
1Y CMT + 2.25%, 6.65%, 10/1/36  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.832%, 6.081%, 3/1/36  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1 1
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  1 1
RFUCCT1Y + 1.944%, 6.205%, 12/1/36  — 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  9,545 7,952
2.50%, 3/1/42 - 4/1/52  13,980 12,032
3.00%, 5/1/31 - 6/1/52  8,285 7,429
3.50%, 5/1/33 - 3/1/48  1,498 1,419
4.00%, 12/1/49 - 6/1/52  1,841 1,753
4.50%, 5/1/50 - 12/1/52  1,080 1,051
5.00%, 12/1/41 - 7/1/53  2,422 2,409
5.50%, 8/1/53 - 5/1/54  2,176 2,196
6.00%, 2/1/53  619 639
6.50%, 10/1/53 - 1/1/54  631 652
7.00%, 6/1/54  219 229
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  51 46
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.553%, 6.911%, 7/1/35  — —
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  2 2
RFUCCT1Y + 1.642%, 6.035%, 11/1/35  2 2
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  — —
RFUCCT1Y + 1.70%, 5.95%, 11/1/37  2 2
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  — —
RFUCCT1Y + 1.87%, 7.811%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1 1
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  3,765 3,285
2.00%, 5/1/36 - 3/1/52  37,322 31,280
2.50%, 5/1/30 - 9/1/52  18,070 15,804
3.00%, 1/1/27 - 7/1/52  7,969 7,312
3.50%, 4/1/31 - 7/1/52  6,586 6,133
4.00%, 11/1/37 - 11/1/52  6,002 5,777
4.50%, 7/1/39 - 10/1/52  5,547 5,433
5.00%, 12/1/24 - 9/1/53  2,880 2,879
5.50%, 12/1/33 - 5/1/54  6,192 6,246
6.00%, 11/1/32 - 8/1/54  6,761 6,932

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
6.50%, 7/1/32 - 3/1/54  3,771 3,896
7.00%, 7/1/29 - 3/1/54  214 224
7.50%, 6/1/28  — —
UMBS, TBA (14)
5.00%, 9/1/54  39,515 39,231
6.00%, 9/1/54  390 397
176,366
U.S. Government Obligations  6.0%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  8,470 7,135
2.50%, 8/20/50 - 3/20/52  9,659 8,445
3.00%, 5/20/46 - 3/20/52  6,797 6,184
3.50%, 9/15/41 - 2/20/48  4,924 4,651
4.00%, 2/20/41 - 10/20/52  4,525 4,344
4.50%, 11/20/39 - 4/20/53  2,460 2,421
5.00%, 4/20/35 - 4/20/53  2,708 2,726
5.50%, 10/20/32 - 3/20/49  462 474
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  28 26
3.50%, 10/20/50  460 394
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  199 19
4.00%, 2/20/43  18 2
Government National Mortgage Assn., TBA (14)
4.50%, 9/20/54  905 886
5.50%, 9/20/54  3,215 3,236
6.00%, 9/20/54  445 452
41,395
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $220,599) 217,761
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  23.5%
U.S. Treasury Obligations  23.5%
U.S. Treasury Bonds, 1.25%, 5/15/50 (15) 15,580 8,184
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,944
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,078
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 7,263
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,829
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,547
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,111
U.S. Treasury Bonds, 3.00%, 8/15/52  780 619
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,112

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,924
U.S. Treasury Bonds, 3.875%, 2/15/43  960 908
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,619
U.S. Treasury Bonds, 4.00%, 11/15/52  3,020 2,898
U.S. Treasury Bonds, 4.125%, 8/15/53  455 447
U.S. Treasury Bonds, 4.25%, 2/15/54  1,015 1,019
U.S. Treasury Bonds, 4.25%, 8/15/54  800 805
U.S. Treasury Bonds, 4.375%, 5/15/41  175 180
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,573
U.S. Treasury Bonds, 4.625%, 5/15/54  1,210 1,294
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,864
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,909
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  6,047 6,144
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,125
U.S. Treasury Notes, 0.75%, 4/30/26  2,180 2,066
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,546
U.S. Treasury Notes, 1.50%, 2/15/30  500 444
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,691
U.S. Treasury Notes, 1.875%, 2/15/32  580 507
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,216
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,874
U.S. Treasury Notes, 3.625%, 8/31/29  3,060 3,048
U.S. Treasury Notes, 3.75%, 12/31/28  145 145
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,295
U.S. Treasury Notes, 3.875%, 11/30/27 (15) 11,520 11,549
U.S. Treasury Notes, 3.875%, 8/15/34  5,825 5,804
U.S. Treasury Notes, 4.00%, 7/31/29  4,965 5,024
U.S. Treasury Notes, 4.00%, 7/31/30  5,495 5,556
U.S. Treasury Notes, 4.00%, 2/15/34  12,195 12,273
U.S. Treasury Notes, 4.125%, 9/30/27  5,080 5,131
U.S. Treasury Notes, 4.25%, 2/28/29  425 434
U.S. Treasury Notes, 4.25%, 6/30/29  7,480 7,646
U.S. Treasury Notes, 4.375%, 7/31/26  3,315 3,340
U.S. Treasury Notes, 4.375%, 5/15/34  3,280 3,399
U.S. Treasury Notes, 4.50%, 5/31/29  4,235 4,375
U.S. Treasury Notes, 4.50%, 11/15/33  12,900 13,489
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $175,526) 162,248

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  2.1%
Money Market Funds  2.1%
T. Rowe Price Government Reserve Fund, 5.34% (16)(17) 14,589 14,589
Total Short-Term Investments
(Cost $14,589) 14,589
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.34% (16)(17) 2,386 2,386
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,386
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.34% (16)(17) 4,170 4,170
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,170
Total Securities Lending Collateral
(Cost $6,556) 6,556

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year
Index, 6/20/29), Pay 5.00%
Quarterly, Receive upon
credit default, 10/16/24 @
1.05%* (6) 1 24,500 63
Total Options Purchased (Cost $75) 63
Total Investments in Securities 107.9%
(Cost $763,266) $ 744,225
Other Assets Less Liabilities (7.9)% (54,265)
Net Assets 100.0% $ 689,960
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $189,082 and represents 27.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2024, was $116 and was valued at $116 (0.0% of net assets).
(6) Non-income producing
(7) All or a portion of this security is on loan at August 31, 2024.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,060 and represents 0.2% of net assets.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $44,202 and represents 6.4% of net assets.
(15) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
(17) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COP Colombian Peso
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TRY Turkish Lira
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (3.2)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (3.2)%
U.S. Government Agency Obligations  (3.2)%
UMBS, TBA, 3.50%, 9/1/54  24,015,000 (22,108)
Total TBA Sales Commitments (Proceeds $(22,034)) (22,108)

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/20/24 @ $77.00 402 3,189 (2)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
10/18/24 @ $77.00 408 3,237 (8)
Total Options Written (Premiums $(25)) $ (10)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.366% (SOFR + 0.00%) at Maturity,
9/20/24 * 30,200 44 (215) 259
Total Bilateral Total Return Swaps (215) 259
Total Bilateral Swaps (215) 259
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 3,500 (580) (571) (9)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S42, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/29 10,120 (826) (588) (238)
Protection Bought (Relevant Credit:
Markit CDX.NA.IG-S42, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 6/20/29 6,125 (149) (104) (45)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,700 (112) 5 (117)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (409)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Altice
Finco, Caa3*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) 170 (41) (8) (33)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/26 183 (4) (8) 4

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 210 (10) (8) (2)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 3,080 251 179 72
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 14,000 339 272 67
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) 43,700 1,130 914 216
Total Centrally Cleared Credit Default Swaps,
Protection Sold 324
Total Centrally Cleared Swaps (85)
Net payments (receipts) of variation margin to date 61
Variation margin receivable (payable) on centrally cleared swaps $ (24)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(224).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/25/24 JPY 123,902 USD 789 $ 66
Barclays Bank 9/4/24 BRL 16,926 USD 3,193 (192)
Barclays Bank 9/4/24 USD 2,993 BRL 16,926 (9)
BNP Paribas 11/22/24 USD 2,429 EUR 2,182 8
Canadian Imperial Bank
of Commerce 10/18/24 USD 1,279 MXN 23,795 78
Canadian Imperial Bank
of Commerce 10/25/24 USD 974 CAD 1,325 (11)
Canadian Imperial Bank
of Commerce 11/22/24 USD 173 EUR 155 1
Deutsche Bank 9/4/24 BRL 7,125 USD 1,260 4
Deutsche Bank 9/4/24 BRL 7,125 USD 1,307 (44)
Deutsche Bank 9/4/24 USD 1,268 BRL 7,125 4
Deutsche Bank 9/4/24 USD 1,260 BRL 7,125 (4)
Deutsche Bank 10/25/24 NOK 832 USD 77 1
Deutsche Bank 10/25/24 NZD 54 USD 33 1
Deutsche Bank 10/25/24 USD 740 NOK 7,998 (15)
Deutsche Bank 10/25/24 USD 38 NZD 62 (1)
Goldman Sachs 9/6/24 COP 5,270,490 USD 1,319 (60)
Goldman Sachs 10/25/24 NOK 1,102 USD 100 4
Goldman Sachs 10/25/24 NOK 396 USD 38 —
Goldman Sachs 10/25/24 USD 292 CAD 402 (7)
Goldman Sachs 10/25/24 USD 38 JPY 5,487 —
Goldman Sachs 11/22/24 GBP 26 USD 34 —
HSBC Bank 10/25/24 AUD 129 USD 84 3
HSBC Bank 10/25/24 AUD 112 USD 76 —
HSBC Bank 10/25/24 CAD 88 USD 64 2
HSBC Bank 10/25/24 CHF 32 USD 36 1
HSBC Bank 10/25/24 USD 29 CAD 40 (1)
HSBC Bank 11/22/24 USD 4,875 EUR 4,365 32
JPMorgan Chase 10/25/24 AUD 39 USD 26 —
JPMorgan Chase 10/25/24 CAD 32 USD 24 —
JPMorgan Chase 10/25/24 USD 34 AUD 51 —
JPMorgan Chase 10/25/24 USD 27 NOK 292 —
Morgan Stanley 10/18/24 TRY 23,960 USD 661 2
Morgan Stanley 10/25/24 NZD 57 USD 34 2
RBC Dominion
Securities 10/18/24 MXN 23,795 USD 1,316 (117)
RBC Dominion
Securities 10/25/24 CAD 280 USD 205 3

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 10/25/24 JPY 506,200 USD 3,343 $ 149
State Street 9/4/24 BRL 16,926 USD 2,992 9
State Street 9/4/24 USD 3,255 BRL 16,926 254
State Street 10/25/24 AUD 582 USD 394 1
State Street 10/25/24 NZD 560 USD 340 10
State Street 10/25/24 USD 373 CAD 508 (5)
State Street 10/25/24 USD 1,913 JPY 277,290 —
State Street 11/22/24 EUR 662 USD 737 (2)
State Street 11/22/24 GBP 160 USD 208 3
State Street 11/22/24 USD 4,007 EUR 3,592 21
State Street 11/29/24 USD 394 SEK 4,006 2
UBS Investment Bank 9/6/24 USD 1,281 COP 5,270,490 22
UBS Investment Bank 10/25/24 USD 1,414 CHF 1,249 (65)
UBS Investment Bank 10/25/24 USD 1,551 JPY 228,910 (27)
Wells Fargo 9/6/24 COP 24,638,630 USD 5,886 1
Wells Fargo 9/6/24 USD 6,201 COP 24,638,630 314
Net unrealized gain (loss) on open forward
currency exchange contracts $ 438

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 26 Commonwealth of Australia ten year
bond contracts 9/24 2,052 $ 39
Short, 22 Euro BOBL contracts 9/24 (2,862) (50)
Short, 24 Euro BUND contracts 9/24 (3,553) (4)
Short, 34 Euro SCHATZ contracts 9/24 (3,993) (35)
Long, 66 U.S. Treasury Long Bond contracts 12/24 8,126 (55)
Long, 211 U.S. Treasury Notes five year contracts 12/24 23,083 (68)
Short, 303 U.S. Treasury Notes ten year contracts 12/24 (34,409) 184
Long, 248 U.S. Treasury Notes two year contracts 12/24 51,472 (49)
Long, 23 Ultra U.S. Treasury Bonds contracts 12/24 3,035 (35)
Short, 52 Ultra U.S. Treasury Notes ten year
contracts 12/24 (6,107) 48
Long, 687 Three Month SOFR Futures contracts 3/25 164,442 (65)
Short, 687 Three Month SOFR Futures contracts 3/26 (166,297) 89
Net payments (receipts) of variation margin to date 16
Variation margin receivable (payable) on open futures contracts $ 15

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 149++
Totals $ —# $ — $ 149+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 18,880  ¤  ¤ $ 21,145
Total $ 21,145^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $149 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,145.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Total Return Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 535,250 $ — $ 535,250
Bank Loans — 48,792 203 48,995
Common Stocks 1 — — 1
Convertible Preferred Stocks — 196 — 196
Corporate Bonds — 137,287 1,288 138,575
Short-Term Investments 14,589 — — 14,589
Securities Lending Collateral 6,556 — — 6,556
Options Purchased — 63 — 63
Total Securities 21,146 721,588 1,491 744,225
Swaps* — 403 — 403
Forward Currency Exchange
Contracts — 998 — 998
Futures Contracts* 360 — — 360
Total $ 21,506 $ 722,989 $ 1,491 $ 745,986
Liabilities
TBA Sales Commitments $ — $ 22,108 $ — $ 22,108
Options Written — 10 — 10
Swaps* — 444 — 444
Forward Currency Exchange
Contracts — 560 — 560
Futures Contracts* 361 — — 361
Total $ 361 $ 23,122 $ — $ 23,483

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F228-054Q1 08/24
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.